Loan Receivable (Details) - Schedule of Loan Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loan Receivable [Line Items]
Loan Receivable	$ 593,232	$ 483,588
Loan to Cellen Life Sciences Limited [Member]
Schedule of Loan Receivable [Line Items]
Loan Receivable	509,212	483,588
Loan to an arm’s length party [Member]
Schedule of Loan Receivable [Line Items]
Loan Receivable	$ 84,020